Note 24. EM Yieldco IPO (Notes)	12 Months Ended
Dec. 31, 2014
Proposed IPO of EM Yieldco [Abstract]
Proposed IPO of SunEdison Emerging Markets YieldCo [Text Block]
PROPOSED INITIAL PUBLIC OFFERING OF SUNEDISON EMERGING MARKETS YIELD, INC.
On September 29, 2014, we announced our plan to monetize certain of our solar generation assets located in emerging markets by aggregating them under a dividend growth-oriented subsidiary ("SunEdison Emerging Markets Yield, Inc.”, or “EM Yieldco") and divesting an interest in EM Yieldco through an initial public offering (the "proposed EM Yieldco IPO"). EM Yieldco would initially own solar generation assets located in India, Malaysia, South Africa and China. We expect that we would retain majority ownership of EM Yieldco, and would provide specified support services to EM Yieldco based on terms that have not yet been determined. Concurrently with this announcement, we submitted on a confidential basis a registration statement with the SEC with respect to the proposed EM Yieldco IPO.
The completion of the proposed EM Yieldco IPO and related transactions are subject to numerous conditions, including market conditions, approval by our Board of Directors of the terms of the proposed EM Yieldco IPO and receipt of all regulatory approvals, including the effectiveness of the registration statement that has been submitted to the SEC.